Equity-Based Compensation - Summary of Activity for RSUs (Details) - $ / shares		12 Months Ended
	Mar. 11, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances		$ 12.86
Weighted-Average Grant Date Fair Value Per Share, Granted		9.92
Weighted-Average Grant Date Fair Value Per Share, Forfeited		11.24
Weighted-Average Grant Date Fair Value Per Share, Vested		12.86
Weighted-Average Grant Date Fair Value Per Share, Ending Balances		$ 10.99
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances		1,378
Granted	2,500,000	1,787
Forfeited		(290)
Vested		(324)
Ending Balances		2,551